SUBSEQUENT EVENTS, (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 28, 2024 USD ($) shares	Jan. 31, 2024 shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Apr. 13, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of awards granted (in shares)			1,658,000	1,198,000	9,419,000
Exercise price (in dollars per share) | $ / shares			$ 4.58	$ 3.5	$ 3.5
Net proceeds | $			$ 9,494	$ 0	$ 0
Transaction costs | $			$ 942	$ 0	$ 0
Class A Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares issued (in shares)						4,384,796,703
B. Riley Principal Capital II, LLC [Member] | Class A Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares issued (in shares)			1,166,533
Net proceeds | $			$ 9,500
Subsequent Events [Member] | B. Riley Principal Capital II, LLC [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Transaction costs | $	$ 0
Subsequent Events [Member] | B. Riley Principal Capital II, LLC [Member] | Class A Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares issued (in shares)	6,738,555
Subsequent Events [Member] | 2023 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of awards granted (in shares)		268,087
Number of shares for each award (in shares)		1
Subsequent Events [Member] | 2023 Share Incentive Plan [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Exercise price (in dollars per share) | $ / shares		$ 3.5
Subsequent Events [Member] | 2023 Share Incentive Plan [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Exercise price (in dollars per share) | $ / shares		$ 9.86
Vesting period			5 years
Subsequent Events [Member] | 2023 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Net proceeds | $	$ 50,800